Finance income and expense - Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Returns on deposits and equity securities	$ 280	$ 339	$ 291
Fair value gains on debt and interest rate swaps		113	43
Interest income on income tax balances	80	6	10
Total	360	458	344
Finance expense
Interest on debt, leases and other financing costs	(1,335)	(1,391)	(1,132)
Net interest on post-employment defined benefit plan net liabilities	(51)	(50)	(38)
Net exchange losses	(31)	(42)	(34)
Discount unwind on contingent consideration arising from business combinations	(60)	(113)	(132)
Discount unwind on other long-term liabilities	(138)	(116)	(200)
Fair value losses on debt and interest rate swaps	(49)	(18)	(3)
Interest expense on income tax balances	(30)	(12)	(87)
Total	(1,694)	(1,742)	(1,626)
Net finance expense	(1,334)	(1,284)	(1,282)
Discount unwind on other payables	116	91	100
Interest capitalised during the year	0
Acerta Pharma
Finance expense
Discount unwind on other long-term liabilities	$ 0	$ 0	$ 55